Shareholder Report, Average Annual Return (Details)		1 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 22, 2021	Oct. 31, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000202289
Average Annual Return [Line Items]
Average Annual Return, Percent			6.82%	(0.60%)	1.19%
C000202290
Average Annual Return [Line Items]
Average Annual Return, Percent			9.49%	(0.54%)	0.99%
C000202295
Average Annual Return [Line Items]
Average Annual Return, Percent			7.21%	(1.20%)	0.43%
C000202296
Average Annual Return [Line Items]
Average Annual Return, Percent			9.88%	(1.12%)	0.23%
C000202275
Average Annual Return [Line Items]
Average Annual Return, Percent			10.64%	3.65%	4.19%
C000202276
Average Annual Return [Line Items]
Average Annual Return, Percent			13.50%	3.81%	4.04%
C000202301
Average Annual Return [Line Items]
Average Annual Return, Percent			7.37%	(1.04%)	0.60%
C000202302
Average Annual Return [Line Items]
Average Annual Return, Percent			10.03%	(0.96%)	0.41%
C000202256
Average Annual Return [Line Items]
Average Annual Return, Percent			9.72%	1.97%	3.17%
C000202257
Average Annual Return [Line Items]
Average Annual Return, Percent			10.69%	1.75%	2.81%
C000202280
Average Annual Return [Line Items]
Average Annual Return, Percent			5.80%	1.21%	1.44%
C000202281
Average Annual Return [Line Items]
Average Annual Return, Percent			6.43%	0.92%	1.07%
C000228901
Average Annual Return [Line Items]
Average Annual Return, Percent			10.23%		0.99%
Without Sales Load [Member] | C000202291
Average Annual Return [Line Items]
Average Annual Return, Percent			11.56%	0.46%	1.87%
Without Sales Load [Member] | C000202289
Average Annual Return [Line Items]
Average Annual Return, Percent			11.28%	0.21%	1.60%
Without Sales Load [Member] | C000202290
Average Annual Return [Line Items]
Average Annual Return, Percent			10.49%	(0.54%)	0.99%
Without Sales Load [Member] | C000202293
Average Annual Return [Line Items]
Average Annual Return, Percent			11.73%	0.52%	1.94%
Without Sales Load [Member] | C000202292
Average Annual Return [Line Items]
Average Annual Return, Percent			11.13%	(0.03%)	1.36%
Without Sales Load [Member] | C000202297
Average Annual Return [Line Items]
Average Annual Return, Percent			11.99%	(0.13%)	1.12%
Without Sales Load [Member] | C000202295
Average Annual Return [Line Items]
Average Annual Return, Percent			11.68%	(0.39%)	0.85%
Without Sales Load [Member] | C000202296
Average Annual Return [Line Items]
Average Annual Return, Percent			10.88%	(1.12%)	0.23%
Without Sales Load [Member] | C000202298
Average Annual Return [Line Items]
Average Annual Return, Percent			12.07%	(0.09%)	1.17%
Without Sales Load [Member] | C000202277
Average Annual Return [Line Items]
Average Annual Return, Percent			15.65%	4.85%	4.96%
Without Sales Load [Member] | C000202273
Average Annual Return [Line Items]
Average Annual Return, Percent			15.49%	4.59%	4.67%
Without Sales Load [Member] | C000202275
Average Annual Return [Line Items]
Average Annual Return, Percent			15.24%	4.50%	4.62%
Without Sales Load [Member] | C000202276
Average Annual Return [Line Items]
Average Annual Return, Percent			14.50%	3.81%	4.04%
Without Sales Load [Member] | C000202279
Average Annual Return [Line Items]
Average Annual Return, Percent			15.92%	4.98%	5.07%
Without Sales Load [Member] | C000202278
Average Annual Return [Line Items]
Average Annual Return, Percent			14.97%	4.24%	4.34%
Without Sales Load [Member] | C000202303
Average Annual Return [Line Items]
Average Annual Return, Percent			12.15%	0.03%	1.29%
Without Sales Load [Member] | C000202301
Average Annual Return [Line Items]
Average Annual Return, Percent			11.85%	(0.23%)	1.02%
Without Sales Load [Member] | C000202302
Average Annual Return [Line Items]
Average Annual Return, Percent			11.03%	(0.96%)	0.41%
Without Sales Load [Member] | C000202305
Average Annual Return [Line Items]
Average Annual Return, Percent			12.20%	0.08%	1.32%
Without Sales Load [Member] | C000202304
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%	(0.48%)	0.76%
Without Sales Load [Member] | C000202258
Average Annual Return [Line Items]
Average Annual Return, Percent			12.81%	2.75%	3.69%
Without Sales Load [Member] | C000202256
Average Annual Return [Line Items]
Average Annual Return, Percent			12.53%	2.49%	3.43%
Without Sales Load [Member] | C000202257
Average Annual Return [Line Items]
Average Annual Return, Percent			11.69%	1.75%	2.81%
Without Sales Load [Member] | C000202259
Average Annual Return [Line Items]
Average Annual Return, Percent			12.86%	2.80%	3.73%
Without Sales Load [Member] | C000202282
Average Annual Return [Line Items]
Average Annual Return, Percent			8.63%	1.93%	1.95%
Without Sales Load [Member] | C000202280
Average Annual Return [Line Items]
Average Annual Return, Percent			8.24%	1.67%	1.68%
Without Sales Load [Member] | C000202286
Average Annual Return [Line Items]
Average Annual Return, Percent			8.39%	1.83%	1.84%
Without Sales Load [Member] | C000202281
Average Annual Return [Line Items]
Average Annual Return, Percent			7.43%	0.92%	1.07%
Without Sales Load [Member] | C000202284
Average Annual Return [Line Items]
Average Annual Return, Percent			8.68%	1.98%	2.00%
Without Sales Load [Member] | C000202283
Average Annual Return [Line Items]
Average Annual Return, Percent			7.97%	1.42%	1.41%
Without Sales Load [Member] | C000228902
Average Annual Return [Line Items]
Average Annual Return, Percent			15.12%		2.55%
Without Sales Load [Member] | C000228901
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%		2.29%
Without Sales Load [Member] | C000228903
Average Annual Return [Line Items]
Average Annual Return, Percent			15.16%		2.59%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.70%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					2.15%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.70%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					2.15%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.70%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					2.15%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.70%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					2.15%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.70%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					2.15%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.70%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					2.15%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.70%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					2.15%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.70%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					2.15%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.70%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					2.15%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.70%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					2.15%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.33%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.24%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.24%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			12.08%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.24%)
BlackRock Core Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
BlackRock Core Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
BlackRock Core Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
BlackRock Core Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
BlackRock Core Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
BlackRock GNMA Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg GNMA Total Return Index Value Unhedged USD
Average Annual Return, Percent			11.49%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.08%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.30%
BlackRock GNMA Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg GNMA Total Return Index Value Unhedged USD
Average Annual Return, Percent			11.49%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.08%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.30%
BlackRock GNMA Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg GNMA Total Return Index Value Unhedged USD
Average Annual Return, Percent			11.49%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.08%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.30%
BlackRock GNMA Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg GNMA Total Return Index Value Unhedged USD
Average Annual Return, Percent			11.49%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.08%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.30%
BlackRock High Yield Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			15.73%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.70%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					5.04%
BlackRock High Yield Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			15.73%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.70%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					5.04%
BlackRock High Yield Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			15.73%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.70%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					5.04%
BlackRock High Yield Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			15.73%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.70%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					5.04%
BlackRock High Yield Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			15.73%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.70%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					5.04%
BlackRock High Yield Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			15.73%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.70%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					5.04%
BlackRock Impact Mortgage Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Index
Average Annual Return, Percent			12.32%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.04%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.41%
BlackRock Impact Mortgage Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Index
Average Annual Return, Percent			12.32%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.04%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.41%
BlackRock Impact Mortgage Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Index
Average Annual Return, Percent			12.32%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.04%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.41%
BlackRock Impact Mortgage Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Index
Average Annual Return, Percent			12.32%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.04%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.41%
BlackRock Impact Mortgage Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Index
Average Annual Return, Percent			12.32%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.04%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.41%
BlackRock Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Customized Reference Benchmark
Average Annual Return, Percent			13.47%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				3.58%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					4.11%
BlackRock Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Customized Reference Benchmark
Average Annual Return, Percent			13.47%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				3.58%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					4.11%
BlackRock Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Customized Reference Benchmark
Average Annual Return, Percent			13.47%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				3.58%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					4.11%
BlackRock Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Customized Reference Benchmark
Average Annual Return, Percent			13.47%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				3.58%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					4.11%
BlackRock Low Duration Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Corporate & Government Index
Average Annual Return, Percent			7.19%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.71%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.66%
BlackRock Low Duration Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Corporate & Government Index
Average Annual Return, Percent			7.19%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.71%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.66%
BlackRock Low Duration Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Corporate & Government Index
Average Annual Return, Percent			7.19%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.71%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.66%
BlackRock Low Duration Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Corporate & Government Index
Average Annual Return, Percent			7.19%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.71%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.66%
BlackRock Low Duration Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Corporate & Government Index
Average Annual Return, Percent			7.19%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.71%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.66%
BlackRock Low Duration Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Corporate & Government Index
Average Annual Return, Percent			7.19%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.71%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.66%
BlackRock Sustainable High Yield Bond Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			15.73%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					3.12%
BlackRock Sustainable High Yield Bond Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			15.73%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					3.12%
BlackRock Sustainable High Yield Bond Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			15.73%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					3.12%